Fair Value Measurements (Reconciliation and Income Statement Classification of Gains and Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,217,931	$ 1,398,396	$ 930,760
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	252,288	134,324	312,751
Disposal (amortization based on loan payment and payoffs)	(551,846)	(167,739)	(160,873)
Change in fair value	263,114	(147,050)	315,758
Balance	1,181,487	1,217,931	1,398,396
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	1,217,931
Gains or losses, including realized and unrealized:
Balance	1,181,487	1,217,931
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,535,817	2,673,424
Gains or losses, including realized and unrealized:
Principay payments received	(145,158)	(139,400)
Change in fair value	(1,795)	1,793
Balance	$ 2,388,864	$ 2,535,817	$ 2,673,424